VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Par Value	Value
Corporate Bonds and Notes—3.7%
Communication Services—0.8%
Clear Channel Worldwide Holdings, Inc. 144A 5.125%, 8/15/27(1)	$ 130	$ 135
iHeartCommunications, Inc.
6.375%, 5/1/26	258	267
8.375%, 5/1/27	467	493
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	55	54
McGraw-Hill Education, Inc. 144A 5.750%, 8/1/28(1)	565	559
		1,508

Consumer Discretionary—0.3%
Caesars Entertainment, Inc. 144A 6.250%, 7/1/25(1)	95	100
MGM Growth Properties Operating Partnership LP 144A 4.625%, 6/15/25(1)	70	74
Michaels Cos., Inc. (The) 144A 5.250%, 5/1/28(1)	65	65
PetSmart, Inc. 144A 4.750%, 2/15/28(1)	300	308
		547

Consumer Staples—0.0%
Kronos Acquisition Holdings, Inc. 144A 5.000%, 12/31/26(1)	5	5
Financials—0.5%
Acrisure LLC 144A 4.250%, 2/15/29(1)	240	233
Icahn Enterprises LP 4.750%, 9/15/24	550	571
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	225	227
		1,031

Health Care—0.5%
Community Health Systems, Inc.
144A 6.625%, 2/15/25(1)	430	445
144A 6.125%, 4/1/30(1)	85	84
Legacy LifePoint Health LLC
144A 6.750%, 4/15/25(1)	10	10
144A 4.375%, 2/15/27(1)	260	262
Mozart Debt Merger Sub, Inc. 144A 3.875%, 4/1/29(1)	150	150
Tenet Healthcare Corp. 144A 7.500%, 4/1/25(1)	55	58
		1,009

Industrials—0.7%
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	135	140
144A 5.750%, 4/20/29(1)	50	54
SRS Distribution, Inc. 144A 4.625%, 7/1/28(1)	275	276
TransDigm, Inc. 144A 8.000%, 12/15/25(1)	435	459
United Airlines, Inc.
144A 4.375%, 4/15/26(1)	45	47
	Par Value	Value

Industrials—continued
144A 4.625%, 4/15/29(1)	$ 45	$ 46
Vertiv Group Corp. 144A 4.125%, 11/15/28(1)	295	298
		1,320

Information Technology—0.1%
ION Trading Technologies S.a.r.l 144A 5.750%, 5/15/28(1)	215	221
Materials—0.4%
Ardagh Packaging Finance plc
144A 4.125%, 8/15/26(1)	590	603
144A 5.250%, 8/15/27(1)	200	201
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	95	101
		905

Real Estate—0.4%
iStar, Inc. 4.250%, 8/1/25	875	895
Utilities—0.0%
Texas Competitive Electric Holdings Co. 144A 11.500%, 10/1/49(1)(2)	9,165	—
Total Corporate Bonds and Notes (Identified Cost $7,295)		7,441

Leveraged Loans—94.1%
Aerospace—4.8%
Air Canada (3 month LIBOR + 3.500%) 4.250%, 8/11/28(3)	268	267
Amentum Government Services Holdings LLC Tranche 2, First Lien (3 month LIBOR + 4.750%) 5.500%, 1/29/27(3)	997	995
American Airlines, Inc.
2017, Tranche B (3 month LIBOR + 2.000%) 2.110%, 12/15/23(3)	792	774
Tranche B-1 (3 month LIBOR + 4.750%) 5.500%, 4/20/28(3)	390	403
Brown Group Holding LLC Tranche B (3 month LIBOR + 2.750%) 3.250%, 6/7/28(3)	1,312	1,308
Kestrel Bidco, Inc. (6 month LIBOR + 3.000%) 4.000%, 12/11/26(3)	826	800
KKR Apple Bidco LLC
(1 month LIBOR + 3.000%) 3.500%, 9/22/28(3)	810	807
Second Lien (1 month LIBOR + 5.750%) 6.250%, 9/21/29(3)	70	71
Mileage Plus Holdings, LLC (3 month LIBOR + 5.250%) 6.250%, 6/21/27(3)	1,075	1,132
TransDigm, Inc. Tranche F (1 month LIBOR + 2.250%) 2.354%, 12/9/25(3)	2,211	2,178
United AirLines, Inc. Tranche B (3 month LIBOR + 3.750%) 4.500%, 4/21/28(3)	824	825
		9,560

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Chemicals—4.3%
ARC Falcon I, Inc. Second Lien (3 month LIBOR + 7.000%) 7.500%, 9/30/29(3)	$ 545	$ 537
Aruba Investments Holdings LLC First Lien (6 month LIBOR + 4.000%) 4.500%, 11/24/27(3)	542	542
CPC Acquisition Corp. First Lien (3 month LIBOR + 3.750%) 4.500%, 12/29/27(3)	779	768
Herens Holdco S.a.r.l. Tranche B (6 month LIBOR + 4.000%) 4.750%, 7/3/28(3)	597	596
Ineos U.S. Finance LLC 2024 (3 month LIBOR + 2.000%) 2.090%, 4/1/24(3)	2,567	2,551
Innophos Holdings, Inc. (1 month LIBOR + 3.750%) 3.854%, 2/5/27(3)	855	851
Starfruit Finco B.V. (1 month LIBOR + 3.000%) 3.102%, 10/1/25(3)	1,809	1,802
Trinseo Materials Operating SCA 2021 (1 month LIBOR + 2.500%) 2.590%, 5/3/28(3)	622	617
WR Grace Holdings LLC (3 month LIBOR + 3.750%) 4.250%, 9/22/28(3)	370	370
		8,634

Consumer Durables—1.4%
Madison Safety & Flow LLC
(3 month LIBOR + 3.750%) 0.000%, 12/14/28(3)(4)	145	145
Second Lien (3 month LIBOR + 6.750%) 0.000%, 12/14/29(3)(4)	210	210
Plantronics, Inc. Tranche B (1 month LIBOR + 2.500%) 2.604%, 7/2/25(3)	918	896
Restoration Hardware, Inc. Tranche B (3 month LIBOR + 2.500%) 3.000%, 10/20/28(3)	374	373
Serta Simmons Bedding LLC First Lien (3 month LIBOR + 3.500%) 4.500%, 11/8/23(3)	670	429
Zodiac Pool Solutions LLC Tranche B-1 (1 month LIBOR + 2.000%) 2.104%, 7/2/25(3)	830	826
		2,879

Consumer Non-Durables—2.3%
Davis Standard LLC (3 month LIBOR + 5.750%) 0.000%, 12/11/28(3)(4)	740	720
Diamond BC B.V. Tranche B (3 month LIBOR + 3.000%) 3.500%, 9/29/28(3)	1,135	1,130
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 4.250%, 12/22/26(3)	1,143	1,107
Parfums Holding Co., Inc. First Lien (1 month LIBOR + 4.000%) 4.104%, 6/30/24(3)	1,169	1,164
ZEP, Inc. First Lien (12 month LIBOR + 4.000%) 5.000%, 8/12/24(3)	427	415
		4,536

	Par Value	Value

Energy—2.2%
Citgo Holding, Inc. (3 month LIBOR + 7.000%) 8.000%, 8/1/23(3)	$ 308	$ 303
Citgo Petroleum Corp. 2019, Tranche B (3 month LIBOR + 6.250%) 7.250%, 3/28/24(3)	668	667
Freeport LNG Investments LLLP Tranche B (3 month LIBOR + 3.500%) 4.000%, 12/21/28(3)	170	168
Hamilton Projects Acquiror LLC (3 month LIBOR + 4.500%) 5.500%, 6/17/27(3)	829	827
Medallion Midland Acquisition LP (1 month LIBOR + 3.750%) 4.500%, 10/18/28(3)	848	843
Oryx Midstream Services Permian Basin LLC Tranche B (3 month LIBOR + 3.250%) 3.750%, 10/5/28(3)	730	725
Paragon Offshore Finance Co. (3 month PRIME + 0.000%) 3.250%, 7/16/21(2)(3)(5)	11	—
Traverse Midstream Partners LLC (3 month Term SOFR + 4.250%) 5.250%, 9/27/24(3)	836	832
		4,365

Financial—3.8%
Acrisure LLC 2020, Tranche B (3 month LIBOR + 3.500%) 3.724%, 2/15/27(3)	1,246	1,231
Asurion LLC
Tranche B-3, Second Lien (1 month LIBOR + 5.250%) 5.354%, 1/31/28(3)	425	426
Tranche B-4 (1 month LIBOR + 5.250%) 5.354%, 1/20/29(3)	420	418
Tranche B-8 (1 month LIBOR + 3.250%) 3.354%, 12/23/26(3)	934	927
Tranche B-9 (1 month LIBOR + 3.250%) 3.354%, 7/31/27(3)	759	754
Blackhawk Network Holdings, Inc. First Lien (1 month LIBOR + 3.000%) 3.104%, 6/15/25(3)	1,157	1,148
Citadel Securities LP 2021 (3 month LIBOR + 2.500%) 2.604%, 2/2/28(3)	1,528	1,517
Deerfield Dakota Holding LLC First Lien (1 month LIBOR + 3.750%) 4.750%, 4/9/27(3)	1,187	1,188
		7,609

Food / Tobacco—3.7%
Aramark Services, Inc. Tranche B-5 (1 month LIBOR + 2.500%) 2.601%, 4/6/28(3)	960	954
Arterra Wines Canada, Inc. Tranche B-1 (3 month LIBOR + 3.500%) 4.250%, 11/24/27(3)	614	614
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR + 2.250%) 2.354%, 1/29/27(3)	931	918
H-Food Holdings LLC (1 month LIBOR + 3.688%) 3.792%, 5/23/25(3)	1,576	1,564

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Food / Tobacco—continued
Shearer’s Foods LLC First Lien (1 month LIBOR + 3.500%) 4.250%, 9/23/27(3)	$ 1,370	$ 1,364
Sigma Bidco B.V. Tranche B-2 (6 month LIBOR + 3.000%) 3.160%, 7/2/25(3)	1,349	1,318
Triton Water Holdings, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 3/31/28(3)	681	673
		7,405

Forest Prod / Containers—3.9%
Anchor Glass Container Corp.
2017 (3 month LIBOR + 2.750%) 3.750%, 12/7/23(3)	718	617
2020 (3 month LIBOR + 5.000%) 6.000%, 12/7/23(3)	384	329
Berlin Packaging LLC Tranche B-5 (1 month LIBOR + 3.750%) 4.250%, 3/13/28(3)	1,050	1,048
BWay Holding Co. (1 month LIBOR + 3.250%) 3.354%, 4/3/24(3)	1,251	1,233
Klockner Pentaplast of America, Inc. Tranche B (6 month LIBOR + 4.750%) 5.250%, 2/12/26(3)	1,206	1,171
Spectrum Holdings III Corp. First Lien (3 month LIBOR + 3.250%) 4.250%, 1/31/25(3)	1,139	1,111
TricorBraun, Inc. (3 month LIBOR + 3.250%) 3.750%, 3/3/28(3)	902	895
Trident TPI Holdings, Inc.
Tranche B-1 (3 month LIBOR + 3.250%) 4.250%, 10/17/24(3)	1,037	1,036
Tranche B-3 (3 month LIBOR + 4.000%) 4.000% - 4.500%, 9/15/28(3)	20	20
Tranche B-3 (3 month LIBOR + 4.000%) 4.500%, 9/15/28(3)	354	353
		7,813

Gaming / Leisure—6.6%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24(3)	118	119
Caesars Resort Collection LLC Tranche B (1 month LIBOR + 2.750%) 2.854%, 12/23/24(3)	1,579	1,569
Carnival Corp.
2021, Tranche B (3 month LIBOR + 3.250%) 4.000%, 10/18/28(3)	795	787
Tranche B (3 month LIBOR + 3.000%) 3.750%, 6/30/25(3)	613	607
ECL Entertainment LLC Tranche B (1 month LIBOR + 7.500%) 8.250%, 5/1/28(3)	174	177
Golden Nugget, Inc. First Lien (1 month LIBOR + 2.500%) 3.250%, 10/4/23(3)	1,717	1,705
Hilton Grand Vacations Borrower LLC (1 month LIBOR + 3.000%) 3.500%, 8/2/28(3)	344	344
	Par Value	Value

Gaming / Leisure—continued
J&J Ventures Gaming LLC (1 month LIBOR + 4.000%) 4.750%, 4/26/28(3)	$ 888	$ 888
Landry’s Finance Acquisition Co. 2020 (1 month LIBOR + 12.000%) 13.000%, 10/4/23(3)	30	32
Playa Resorts Holding B.V. (1 month LIBOR + 2.750%) 3.750%, 4/29/24(3)	2,237	2,174
Pug LLC
Tranche B (1 month LIBOR + 3.500%) 3.604%, 2/12/27(3)	882	861
Tranche B-2 (1 month LIBOR + 4.250%) 4.750%, 2/12/27(3)	309	307
Raptor Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 11/1/26(3)	265	266
Scientific Games International, Inc. Tranche B-5 (1 month LIBOR + 2.750%) 2.854%, 8/14/24(3)	1,764	1,756
UFC Holdings LLC Tranche B-3 (6 month LIBOR + 2.750%) 3.500%, 4/29/26(3)	1,646	1,636
		13,228

Health Care—14.2%
Accelerated Health Systems LLC (1 month LIBOR + 3.500%) 3.602%, 10/31/25(3)	858	852
Agiliti Health, Inc.
(3 month LIBOR + 2.750%) 2.875%, 1/4/26(3)	165	163
(3 month LIBOR + 2.750%) 3.500%, 1/4/26(3)	361	360
AHP Health Partners, Inc. (1 month LIBOR + 3.500%) 4.000%, 8/24/28(3)	683	683
ASP Navigate Acquisition Corp. (3 month LIBOR + 4.500%) 5.500%, 10/6/27(3)	436	437
AthenaHealth, Inc. Tranche B-1 (3 month LIBOR + 4.250%) 4.400%, 2/11/26(3)	283	283
Azalea Topco, Inc. First Lien (3 month LIBOR + 3.500%) 3.629%, 7/24/26(3)	601	598
Azalea TopCo, Inc. 2021 (3 month LIBOR + 3.750%) 4.500%, 7/24/26(3)	388	387
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.854%, 11/27/25(3)	387	384
(1 month LIBOR + 3.000%) 3.104%, 6/2/25(3)	1,104	1,098
Endo Luxembourg Finance Co. I S.a.r.l 2021 (3 month LIBOR + 5.000%) 5.750%, 3/27/28(3)	532	517
Envision Healthcare Corp. (1 month LIBOR + 3.750%) 3.854%, 10/10/25(3)	1,177	944
eResearchTechnology, Inc. First Lien (1 month LIBOR + 4.500%) 5.500%, 2/4/27(3)	931	933
Gainwell Acquisition Corp. Tranche B (3 month LIBOR + 4.000%) 4.750%, 10/1/27(3)	1,080	1,081

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Health Care—continued
HAH Group Holding Co. LLC
First Lien (3 month LIBOR + 5.000%) 6.000%, 10/29/27(3)	$ 555	$ 554
First Lien (3 month LIBOR + 5.000%) 6.000%, 10/29/27(3)	70	70
Heartland Dental LLC
(1 month LIBOR + 3.500%) 3.604%, 4/30/25(3)	763	754
2021 (3 month LIBOR + 4.000%) 4.104%, 4/30/25(3)	294	293
Hunter Holdco 3 Ltd. First Lien (3 month LIBOR + 4.250%) 4.750%, 8/19/28(3)	512	511
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.852%, 11/16/25(3)	1,337	1,335
LSCS Holdings, Inc. (3 month LIBOR + 4.500%) 0.000%, 11/23/28(3)(4)	965	964
Mamba Purchaser, Inc. (3 month LIBOR + 3.750%) 4.250%, 10/16/28(3)	385	384
Medline Borrower LP 2021 (1 month LIBOR + 3.250%) 3.750%, 10/23/28(3)	835	835
One Call Corp. Tranche B, First Lien (3 month LIBOR + 5.500%) 6.250%, 4/22/27(3)	1,428	1,427
Packaging Coordinators Midco, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 4.500%, 11/30/27(3)	1,124	1,123
Pearl Intermediate Parent LLC First Lien (1 month LIBOR + 2.750%) 2.854%, 2/14/25(3)	1,523	1,504
Phoenix Guarantor, Inc.
Tranche B-1 (1 month LIBOR + 3.250%) 3.354%, 3/5/26(3)	302	300
Tranche B-3 (1 month LIBOR + 3.500%) 3.604%, 3/5/26(3)	1,011	1,006
Phoenix Newco, Inc. First Lien (3 month LIBOR + 3.500%) 4.000%, 11/15/28(3)	480	480
Pluto Acquisition I, Inc. 2021, First Lien (3 month LIBOR + 4.000%) 4.175%, 6/22/26(3)	647	643
Precision Medicine Group LLC (3 month LIBOR + 3.000%) 3.750%, 11/18/27(3)	707	703
Select Medical Corp. Tranche B (1 month LIBOR + 2.250%) 2.360%, 3/6/25(3)	633	628
Southern Veterinary Partners LLC First Lien (3 month LIBOR + 4.000%) 5.000%, 10/5/27(3)	1,242	1,243
Sterigenics-Nordion Holdings LLC (3 month LIBOR + 2.750%) 3.250%, 12/11/26(3)	580	577
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month LIBOR + 3.750%) 4.500%, 10/1/26(3)	531	533
Surgery Center Holdings, Inc. 2021 (1 month LIBOR + 3.750%) 4.500%, 8/31/26(3)	1,474	1,473
Team Health Holdings, Inc. (1 month LIBOR + 2.750%) 3.750%, 2/6/24(3)	450	429
	Par Value	Value

Health Care—continued
Upstream Newco, Inc. 2021 (1 month LIBOR + 4.250%) 4.354%, 11/20/26(3)	$ 265	$ 265
Viant Medical Holdings, Inc. First Lien (1 month LIBOR + 3.750%) 3.854%, 7/2/25(3)	1,852	1,746
		28,500

Housing—2.7%
American Builders & Contractors Supply Co., Inc. (3 month LIBOR + 2.000%) 2.104%, 1/15/27(3)	1,284	1,274
Chariot Buyer LLC Tranche B (1 month LIBOR + 3.500%) 4.000%, 11/3/28(3)	530	529
CP Iris Holdco I, Inc. First Lien (1 month LIBOR + 3.750%) 4.250%, 10/2/28(3)	458	457
DiversiTech Holdings, Inc. (3 month LIBOR + 4.000%) 0.000%, 12/14/28(3)(4)	—	—
Icebox Holdco III, Inc. (3 month LIBOR + 4.000%) 0.000%, 12/14/28(3)(4)	182	182
LBM Acquisition LLC First Lien (3 month LIBOR + 3.750%) 4.500%, 12/17/27(3)	1,084	1,072
Quikrete Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.000%) 0.000%, 6/11/28(3)(4)	1,430	1,426
SRS Distribution, Inc. 2021 (3 month LIBOR + 3.750%) 4.250%, 6/2/28(3)	554	552
		5,492

Information Technology—11.4%
Applied Systems, Inc.
First Lien (1 month LIBOR + 3.000%) 3.500%, 9/19/24(3)	1,167	1,166
Second Lien (3 month LIBOR + 5.500%) 6.250%, 9/19/25(3)	747	752
Aston Finco S.a.r.l. First Lien (1 month LIBOR + 4.250%) 4.352%, 10/9/26(3)	773	767
Barracuda Networks, Inc. First Lien (3 month LIBOR + 3.750%) 4.500%, 2/12/25(3)	631	633
BMC Software
2021 (3 month LIBOR + 3.750%) 3.974%, 10/2/25(3)	1,823	1,811
Second Lien (3 month LIBOR + 5.500%) 6.000%, 2/27/26(3)	365	368
CCC Intelligent Solutions, Inc. (3 month LIBOR + 2.500%) 3.000%, 9/21/28(3)	1,120	1,118
ConnectWise LLC (3 month LIBOR + 3.500%) 4.000%, 9/29/28(3)	845	842
Epicor Software Corp. Tranche C (1 month LIBOR + 3.250%) 4.000%, 7/30/27(3)	978	976
Greeneden U.S. Holdings II LLC Tranche B-4 (1 month LIBOR + 4.000%) 4.750%, 12/1/27(3)	705	707

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Hyland Software, Inc. 2018 (3 month LIBOR + 3.500%) 4.250%, 7/1/24(3)	$ 993	$ 996
Infinite Bidco LLC
First Lien (1 month LIBOR + 3.750%) 4.250%, 3/2/28(3)	836	832
Second Lien (1 month LIBOR + 7.000%) 7.500%, 3/2/29(3)	290	290
Ion Trading Finance Ltd. (3 month LIBOR + 4.750%) 4.974%, 4/1/28(3)	214	214
Magenta Buyer LLC First Lien (3 month LIBOR + 5.000%) 5.750%, 7/27/28(3)	524	522
Project Ruby Ultimate Parent Corp. First Lien (1 month LIBOR + 3.250%) 4.000%, 3/10/28(3)	600	600
Proofpoint, Inc. (3 month LIBOR + 3.250%) 3.750%, 8/31/28(3)	1,175	1,169
RealPage, Inc. First Lien (1 month LIBOR + 3.250%) 3.750%, 4/24/28(3)	1,432	1,426
Rocket Software, Inc. 2021 (1 month LIBOR + 4.250%) 4.750%, 11/28/25(3)	1,145	1,142
Sophia LP Tranche B (3 month LIBOR + 3.500%) 3.724%, 10/7/27(3)	975	974
Tenable, Inc. (3 month LIBOR + 2.750%) 3.250%, 7/7/28(3)	735	731
Turing Midco LLC (1 month LIBOR + 3.000%) 3.500%, 3/24/28(3)	620	618
Uber Technologies, Inc. 2021 (1 month LIBOR + 3.500%) 3.604%, 2/25/27(3)	1,221	1,221
UKG, Inc.
2021, Second Lien (1 month LIBOR + 5.250%) 5.750%, 5/3/27(3)	55	55
2021-2, First Lien (1 month LIBOR + 3.250%) 3.750%, 5/4/26(3)	1,648	1,639
Veritas U.S., Inc. 2021, Tranche B (3 month LIBOR + 5.000%) 6.000%, 9/1/25(3)	259	258
Vertiv Group Corp. Tranche B (1 month LIBOR + 2.750%) 2.844%, 3/2/27(3)	1,041	1,034
		22,861

Manufacturing—6.8%
Alliance Laundry Systems LLC Tranche B (3 month LIBOR + 3.500%) 4.250%, 10/8/27(3)	979	979
Apex Group Treasury LLC (3 month LIBOR + 3.750%) 4.250%, 7/27/28(3)	622	620
Arcline FM Holdings LLC
First Lien (6 month LIBOR + 4.750%) 5.500%, 6/23/28(3)	958	955
Second Lien (6 month LIBOR + 8.250%) 9.000%, 6/15/29(3)	400	399
Backyard Acquireco, Inc. (3 month LIBOR + 3.750%) 4.500%, 11/2/27(3)	891	891
Circor International, Inc. (3 month LIBOR + 4.500%) 0.000%, 12/20/28(3)(4)	1,060	1,051
Filtration Group Corp.
(1 month LIBOR + 3.000%) 3.104%, 3/31/25(3)	1,482	1,468
	Par Value	Value

Manufacturing—continued
2021 (1 month LIBOR + 3.500%) 4.000%, 10/21/28(3)	$ 359	$ 358
Gates Global LLC Tranche B-3 (1 month LIBOR + 2.500%) 3.250%, 3/31/27(3)	1,557	1,553
NCR Corp. (3 month LIBOR + 2.500%) 2.630%, 8/28/26(3)	1,394	1,379
Ozark Holdings LLC 2020 (1 month LIBOR + 3.750%) 4.250%, 12/16/27(3)	222	222
Star U.S. Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27(3)	946	943
Tenneco, Inc. Tranche B (1 month LIBOR + 3.000%) 3.104%, 10/1/25(3)	1,259	1,238
Titan Acquisition Ltd. (3 month LIBOR + 3.000%) 3.354%, 3/28/25(3)	1,075	1,056
Truck Hero, Inc. (1 month LIBOR + 3.250%) 4.000%, 1/31/28(3)	456	454
		13,566

Media / Telecom - Broadcasting—1.2%
iHeartCommunications, Inc. (1 month LIBOR + 3.000%) 3.104%, 5/1/26(3)	1,264	1,255
Nexstar Broadcasting, Inc. Tranche B-4 (3 month LIBOR + 2.500%) 2.599%, 9/18/26(3)	1,119	1,115
		2,370

Media / Telecom - Cable/Wireless Video—1.7%
CSC Holdings LLC 2017 (3 month LIBOR + 2.250%) 2.360%, 7/17/25(3)	1,580	1,555
DIRECTV Financing LLC (3 month LIBOR + 5.000%) 5.750%, 8/2/27(3)	550	550
Intelsat Jackson Holdings S.A. Tranche B-5 8.625%, 1/2/24(6)	691	689
Virgin Media Bristol LLC Tranche N (1 month LIBOR + 2.500%) 2.610%, 1/31/28(3)	620	614
		3,408

Media / Telecom - Diversified Media—2.0%
Clear Channel Outdoor Holdings, Inc. Tranche B (3 month LIBOR + 3.500%) 3.629%, 8/21/26(3)	855	842
Dotdash Meredith, Inc. Tranche B (3 month Term SOFR + 4.000%) 4.500%, 11/23/28(3)	965	964
McGraw-Hill Education, Inc. (1 month LIBOR + 4.750%) 5.250%, 7/28/28(3)	1,301	1,293
William Morris Endeavor Entertainment LLC Tranche B-1 (1 month LIBOR + 2.750%) 2.850% - 2.860%, 5/18/25(3)	947	926
		4,025

Media / Telecom - Telecommunications—3.1%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/15/27(3)	887	875

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Cincinnati Bell, Inc. Tranche B-2 (3 month Term SOFR + 3.250%) 3.750%, 11/17/28(3)	$ 180	$ 180
Consolidated Communications, Inc. Tranche B-1 (1 month LIBOR + 3.500%) 4.250%, 10/2/27(3)	646	644
Level 3 Financing, Inc. 2027, Tranche B (1 month LIBOR + 1.750%) 1.854%, 3/1/27(3)	1,324	1,306
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 2.879%, 7/31/25(3)	971	952
Tranche B-12 (3 month LIBOR + 3.688%) 3.811%, 1/31/26(3)	530	525
Tranche B-13 (2 month LIBOR + 4.000%) 4.118%, 8/14/26(3)	631	627
Securus Technologies Holdings, Inc. First Lien (3 month LIBOR + 4.500%) 5.500%, 11/1/24(3)	390	379
West Corp.
Tranche B (3 month LIBOR + 4.000%) 5.000%, 10/10/24(3)	442	419
Tranche B-1 (3 month LIBOR + 3.500%) 4.500%, 10/10/24(3)	402	378
		6,285

Metals / Minerals—0.2%
Covia Holdings LLC (3 month LIBOR + 4.000%) 5.000%, 7/31/26(3)	491	486
Retail—3.1%
CNT Holdings I Corp. First Lien (3 month LIBOR + 3.500%) 4.250%, 11/8/27(3)	824	823
Great Outdoors Group LLC Tranche B-2 (3 month LIBOR + 3.750%) 4.500%, 3/6/28(3)	1,505	1,505
Harbor Freight Tools USA, Inc. 2021 (1 month LIBOR + 2.750%) 3.250%, 10/19/27(3)	1,362	1,358
Isagenix International LLC (3 month LIBOR + 5.750%) 6.750%, 6/14/25(3)	514	381
Michaels Cos., Inc. (The) Tranche B (3 month LIBOR + 4.250%) 5.000%, 4/15/28(3)	791	783
Petco Health and Wellness Co., Inc. First Lien (3 month LIBOR + 3.250%) 4.000%, 3/3/28(3)	650	649
PetsMart LLC Tranche B-9 (3 month LIBOR + 3.750%) 4.500%, 2/11/28(3)	194	195
Rising Tide Holdings, Inc. First Lien (1 month LIBOR + 4.750%) 5.500%, 6/1/28(3)	577	575
		6,269

Service—10.2%
AIT Worldwide Logistics, Inc. First Lien (3 month LIBOR + 4.750%) 5.500%, 4/6/28(3)	748	747
AlixPartners LLP (1 month LIBOR + 2.750%) 3.250%, 2/4/28(3)	1,140	1,135
	Par Value	Value

Service—continued
Allied Universal Holdco LLC (3 month LIBOR + 3.750%) 4.250%, 5/12/28(3)	$ 569	$ 566
APi Group DE, Inc. 2021 (3 month LIBOR + 2.750%) 0.000%, 12/18/28(3)(4)	165	165
Carlisle Foodservice Products, Inc. First Lien (1 month LIBOR + 3.000%) 4.000%, 3/20/25(3)	1,041	1,018
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month LIBOR + 3.500%) 4.250%, 3/31/28(3)	672	671
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 3.250%) 3.352%, 2/6/26(3)	1,413	1,406
DXP Enterprises, Inc. (1 month LIBOR + 4.750%) 5.750%, 12/23/27(3)	337	334
Garda World Security Corp. Tranche B-2 (1 month LIBOR + 4.250%) 4.360%, 10/30/26(3)	740	737
Grab Holdings, Inc. (6 month LIBOR + 4.500%) 5.500%, 1/29/26(3)	1,265	1,267
Hertz Corp. (The)
Tranche B (1 month LIBOR + 3.250%) 3.750%, 6/30/28(3)	469	469
Tranche C (1 month LIBOR + 3.250%) 3.750%, 6/30/28(3)	89	89
Peraton Corp. Tranche B, First Lien (1 month LIBOR + 3.750%) 4.500%, 2/1/28(3)	1,250	1,250
Pike Corp. 2028 (1 month LIBOR + 3.000%) 3.110%, 1/21/28(3)	941	937
PODS LLC (1 month LIBOR + 3.000%) 3.750%, 3/31/28(3)	1,480	1,474
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.354%, 12/31/25(3)	2,075	2,057
St. George’s University Scholastic Services LLC
(3 month LIBOR + 3.250%) 3.360%, 7/17/25(3)	967	962
Tranche B (3 month LIBOR + 3.250%) 0.000%, 6/29/28(3)(4)	1,150	1,145
Sweetwater Borrower LLC (1 month LIBOR + 4.750%) 5.500%, 8/7/28(3)	770	770
Tempo Acquisition LLC (1 month LIBOR + 3.250%) 3.354%, 11/2/26(3)	869	870
TTF Holdings LLC (1 month LIBOR + 4.000%) 5.000%, 3/31/28(3)	493	493
Weld North Education LLC 2021 (3 month LIBOR + 3.750%) 4.250%, 12/21/27(3)	1,032	1,031
WEX, Inc. Tranche B (1 month LIBOR + 2.250%) 2.354%, 3/31/28(3)	799	794
		20,387

Transportation - Automotive—1.8%
Clarios Global LP First Lien (1 month LIBOR + 3.250%) 3.354%, 4/30/26(3)	812	807
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23(3)	947	886
DexKo Global, Inc.
(3 month LIBOR + 3.750%) 4.250%- 5.000%, 10/4/28(3)	68	68

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—continued
First Lien (3 month LIBOR + 3.750%) 4.250%, 10/4/28(3)	$ 545	$ 542
Mavis Tire Express Services Topco Corp. First Lien (1 month LIBOR + 4.000%) 4.750%, 5/4/28(3)	970	970
PAI Holdco, Inc. Tranche B (3 month LIBOR + 4.250%) 4.250%, 10/28/27(3)	274	273
		3,546

Transportation - Land Transportation—0.2%
LaserShip, Inc. First Lien (6 month LIBOR + 4.500%) 5.250%, 5/8/28(3)	374	374
Utility—2.5%
Astoria Energy LLC Tranche B (3 month LIBOR + 3.500%) 4.500%, 12/10/27(3)	502	499
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 3.250%, 8/1/25(3)	1,902	1,886
Calpine Construction Finance Co. LP Tranche B (1 month LIBOR + 2.000%) 2.104%, 1/15/25(3)	643	638
Calpine Corp. Tranche B-10 (1 month LIBOR + 2.000%) 2.104%, 8/12/26(3)	442	436
Generation Bridge II LLC
Tranche B 0.000%, 12/15/28(3)	289	290
Tranche C 0.000%, 12/15/28(3)	36	36
Lightstone HoldCo LLC
2018, Tranche B (3 month LIBOR + 3.750%) 4.750%, 1/30/24(3)	1,298	1,092
2018, Tranche C (3 month LIBOR + 3.750%) 4.750%, 1/30/24(3)	73	62
		4,939

Total Leveraged Loans (Identified Cost $188,990)		188,537

	Shares
Common Stocks—1.1%
Communication Services—0.2%
Clear Channel Outdoor Holdings, Inc. Class A(7)	72,177	239
iHeartMedia, Inc. Class A(7)	11,099	233
		472

Consumer Discretionary—0.4%
Libbey Glass, Inc.	40,573	406
NMG Parent LLC(7)	3,033	446
		852

Energy—0.2%
QuarterNorth Energy Holding, Inc.(7)	3,207	302
	Shares	Value

Materials—0.3%
Covia Holdings LLC	48,743	$ 548
Total Common Stocks (Identified Cost $1,378)		2,174

Rights—0.1%
Utilities—0.1%
Vistra Energy Corp.(2)(7)	152,810	202
Total Rights (Identified Cost $129)		202

Total Long-Term Investments—99.0% (Identified Cost $197,792)		198,354

Short-Term Investment—3.3%
Money Market Mutual Fund—3.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(8)	6,560,043	6,560
Total Short-Term Investment (Identified Cost $6,560)		6,560

TOTAL INVESTMENTS—102.3% (Identified Cost $204,352)		$204,914
Other assets and liabilities, net—(2.3)%		(4,522)
NET ASSETS—100.0%		$200,392

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2021, these securities amounted to a value of $5,215 or 2.6% of net assets.
(2)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	Variable rate security. Rate disclosed is as of December 31, 2021. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(4)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(5)	Security in default; no interest payments are being received during the bankruptcy proceedings.
(6)	Security in default, interest payments are being received during the bankruptcy proceedings.
(7)	Non-income producing.
(8)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
United States	92%
Canada	2
Netherlands	2
Luxembourg	1
France	1
Panama	1
Singapore	1
Total	100%
† % of total investments as of December 31, 2021.
As of December 31, 2021, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
CP Iris Holdco I, Inc., (3 month LIBOR + 1.000%) 1.000%, 10/02/28	$91	$91	$91	$—(1)
DexKo Global, Inc., (3 month LIBOR + 0.500%) 0.500%, 10/04/28	37	37	37	—(1)
Icebox Holdco III, Inc., (3 month LIBOR + 4.000%) 0.000%, 12/14/28(2)	38	38	38	—(1)
Precision Medicine Group LLC, (3 month LIBOR + 3.750%) 3.750%, 11/18/27	76	76	76	—(1)
Trident TPI Holdings, Inc., (3 month LIBOR + 4.000%) 4.000%, 9/15/28	30	30	30	—(1)
Total	$272	$272	$272	$—(1)

(1)	Amount is less than $500.
(2)	This loan will settle after December 31, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Securities:
Corporate Bonds and Notes	$7,441	$—	$7,441	$—(1)
Leveraged Loans	188,537	—	188,537	—(1)
Equity Securities:
Rights	202	—	—	202
Common Stocks	2,174	472	1,702	—
Money Market Mutual Fund	6,560	6,560	—	—
Total Investments	$204,914	$7,032	$197,680	$202

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $852 were transferred from Level 3 to Level 2 due to a increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended December 31, 2021.
See Notes to Schedule of Investments

VIRTUS Newfleet Senior Floating Rate Fund NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Funds calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depository Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.